Future Minimum Lease Payments under Capital Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Schedule of Capital Lease Obligations [Line Items]
2014	$ 23,424
2015	3,607
2016	2,397
2017	1,461
2018	247
Total minimum lease payments	31,136
Less amount representing interest	604
Principal minimum lease payments	$ 30,532